Share-Based Compensation - Summary of Unvested Number of PSUs and RSUs (Details)	12 Months Ended
	Dec. 31, 2023 shares
Outstanding PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (shares)	145,670	[1]
Forfeited (shares)	(1,390)
Number of awards	144,280
Outstanding RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (shares)	145,670	[1]
Forfeited (shares)	(1,390)
Number of awards	144,280

[1]	*Granted under Performance Shares Plan 2023-2027 and Restricted Shares Plan 2023-2027